Consolidated Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 294,014	$ 325,092	$ 1,566,631	$ 438,292
Cost of Revenue	525,816	313,382	1,465,824	719,993
Gross profit (loss)	(231,802)	11,710	100,807	(281,701)
Share-based compensation	382,158	467,623	1,761,785	253,728
Selling, general and administrative expenses	4,015,219	1,007,430	12,116,600	2,368,745
Other expenses	1,318,001	506,418	1,024,166	2,047,133
Other income	(3,127,957)	(808,513)	(1,015,803)	(921,322)
Loss from operations	(2,819,223)	(1,161,248)	(13,785,941)	(4,029,985)
Non-operating income (expense), net:
Change in fair value of digital assets		(328,433)	(406,345)	157,923
Change in fair value of warrant liabilities	883,325		445,000
Change in fair value of convertible notes	(70,227,754)		(26,030,635)
Change in fair value of NUAI shares	(1,509,115)
Gain on sale of investment in TCDC	65,919,712
Interest income (expense), net	1,259,886	(12,391)	(253,334)	(19,028)
Loss before income taxes	(6,493,169)	(1,502,072)	(40,031,255)	(3,891,090)
Income tax (expense) benefit	(13,518,652)	62,582	216,234	(32,908)
Net loss	(20,011,821)	(1,439,490)	(39,815,021)	(3,923,998)
Net loss attributable to non-controlling interest	(96,057)	(6,910)	(191,112)	(18,717)
Net loss attributable to SharonAI Holdings Inc.	(19,915,764)	(1,432,580)	(39,623,909)	(3,905,281)
Other comprehensive income (loss)
Foreign currency translation adjustments	(1,091,240)	(105,513)	(800,719)	424,883
Other comprehensive income (loss)	(1,091,240)	(105,513)	(800,719)	424,883
Other comprehensive income (loss) attributable to noncontrolling interest	(5,238)	(506)	(3,869)	1,025
Other comprehensive income (loss) attributable to SharonAI Holdings Inc.	(1,086,002)	(105,007)	(796,850)	423,858
Comprehensive loss attributable to SharonAI Holdings Inc.	$ (21,001,766)	$ (1,537,587)	$ (40,420,759)	$ (3,481,423)
Net loss per share, basic	$ (1.43)	$ (1.34)	$ (4.04)	$ (0.77)
Net loss per share, diluted	$ (1.43)	$ (1.34)	$ (4.04)	$ (0.77)
Weighted-average number of shares outstanding, basic	13,959,245	1,067,213	9,804,075	5,056,870
Weighted-average number of shares outstanding, diluted	13,959,245	1,067,213	9,804,075	5,056,870